FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit risk (Details) - Trade accounts receivable - Credit risk - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total	$ 705,255	$ 443,570
Current
Disclosure of detailed information about financial instruments [line items]
Total	594,154	316,492
1 – 30 days
Disclosure of detailed information about financial instruments [line items]
Total	31,548	68,454
31 – 60 days
Disclosure of detailed information about financial instruments [line items]
Total	18,521	12,537
61 – 90 days
Disclosure of detailed information about financial instruments [line items]
Total	8,141	13,554
Over 90 days
Disclosure of detailed information about financial instruments [line items]
Total	$ 52,891	$ 32,533